Unaudited Interim Consolidated Statements of Operation and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue		$ 3,055,765	$ 3,515,890
Cost of sales		2,465,515	2,321,681
Gross profit		590,250	1,194,209
Administrative expenses		1,748,139	1,469,419
Loss from operations		(1,157,889)	(275,210)
Other (expense) income:
Interest expense, net		(6,845)	(8,988)
Fair value loss of warrant liability		(81,988,910)
Share of profit of equity investees		730
Other income		76,514	20,895
Total other (expense) income		(81,918,511)	11,907
Net loss before income tax expense		(83,076,400)	(263,303)
Income tax expense		(31,910)	(57,241)
Net loss		(83,108,310)	(320,544)
Other comprehensive (loss) income
Foreign currency translation (loss) gain		(3,484)	185,739
Total comprehensive loss		$ (83,111,794)	$ (134,805)
Loss per share – basic	[1]	$ (11.4)	$ (0.07)
Loss per share – diluted	[1]	$ (11.4)	$ (0.07)
Weighted average number of shares outstanding – basic (in Shares)	[1]	7,288,062	4,816,740
Weighted average number of shares outstanding – diluted (in Shares)	[1]	7,288,062	4,816,740

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.